ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
Unaudited		November 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 48.1%
CONSUMER DISCRETIONARY 6.8%
Automobiles 0.3%
Harley-Davidson	1,600	118
		118
Hotels, Restaurants & Leisure 1.7%
Choice Hotels International	1,500	68
International Game Technology	2,000	88
Las Vegas Sands (1)	2,000	183
Marriott, Class A	4,500	203
Starbucks (1)	1,900	67
Station Casinos	1,200	82
		691
Household Durables 0.1%
Lennar, Class A	1,000	53
		53
Media 2.9%
CBS, Class B	1,799	53
Disney	4,700	155
McGraw-Hill	5,000	333
Omnicom	2,100	215
Time Warner	5,300	107
Viacom, Class B (1)	1,570	59
WPP Group ADR	3,700	245
		1,167
Multiline Retail 0.2%
Family Dollar Stores	2,000	56
		56
Specialty Retail 1.3%
Bed Bath & Beyond (1)	2,100	81
Home Depot	6,200	235
Tiffany	2,800	108
Williams-Sonoma	2,900	92
		516
Textiles, Apparel & Luxury Goods 0.3%
Nike, Class B	1,100	109
		109

Total Consumer Discretionary		2,710
CONSUMER STAPLES 4.9%
Beverages 1.3%
Anheuser-Busch	1,900	90
Coca-Cola	3,500	164
PepsiCo	4,700	291
		545
Food & Staples Retailing 1.5%
CVS	3,500	101
Sysco	3,500	125
Wal-Mart	5,000	230
Walgreen	3,200	130
		586
Food Products 0.4%
General Mills	1,400	79
Wrigley	1,375	72
		151
Household Products 1.5%
Colgate-Palmolive	2,200	143
Kimberly-Clark	800	53
Procter & Gamble	6,250	393
		589
Personal Products 0.2%
Avon	2,600	85
		85
Total Consumer Staples		1,956
ENERGY 0.9%
Energy Equipment & Services 0.9%
Schlumberger	5,400	370
Total Energy		370
FINANCIALS 8.9%
Capital Markets 4.1%
Bank of New York	2,500	89
Blackrock	500	72
Charles Schwab	9,726	178
Eaton Vance	3,500	112
Franklin Resources	2,800	299
Goldman Sachs	1,000	195
Mellon Financial	2,200	88
Northern Trust	4,000	228
State Street	5,400	335
UBS	1,000	60
		1,656
Commercial Banks 0.4%
Wells Fargo	4,000	141
		141
Consumer Finance 0.5%
American Express	2,300	135
SLM Corporation	1,500	69
		204
Diversified Financial Services 3.1%
CBOT Holdings, Class A (1)	1,500	238
Chicago Mercantile Exchange Holdings	800	428
Citigroup	4,600	228
Moody's	4,700	327
Nymex Holdings (1)	25	3
		1,224
Insurance 0.8%
Ambac	1,000	86
American International Group	2,225	157
Marsh & McLennan	2,400	75
		318

Total Financials		3,543
HEALTH CARE 7.6%
Biotechnology 1.1%
Amgen (1)	3,300	234
Celgene (1)	1,500	84
Gilead Sciences (1)	2,000	132
		450
Health Care Equipment & Supplies 1.2%
Baxter International	1,500	67
Medtronic	4,700	245
Stryker	1,700	88
Zimmer Holdings (1)	1,000	73
		473
Health Care Providers & Services 1.6%
UnitedHealth Group	3,500	172
WellPoint (1)	6,500	492
		664
Pharmaceuticals 3.7%
Abbott Laboratories	3,300	154
AstraZeneca ADR	1,500	87
Eli Lilly	2,200	118
GlaxoSmithKline ADR	1,683	89
Johnson & Johnson	6,100	402
Merck	4,500	200
Novartis ADR	1,000	58
Pfizer	8,475	233
Wyeth	2,600	126
		1,467

Total Health Care		3,054
INDUSTRIALS & BUSINESS SERVICES 3.8%
Aerospace & Defense 0.8%
Boeing	2,100	186
Rockwell Collins	2,000	120
		306
Air Freight & Logistics 0.3%
Expeditors International of Washington	2,800	127
		127
Commercial Services & Supplies 0.8%
ChoicePoint (1)	1,500	55
Cintas	1,750	74
Ritchie Bros Auctioneers	1,500	81
Robert Half International	3,000	116
		326
Industrial Conglomerates 1.7%
3M	800	65
GE	18,100	639
		704
Machinery 0.2%
Illinois Tool Works	1,400	66
		66
Total Industrials & Business Services		1,529
INFORMATION TECHNOLOGY 14.3%
Communications Equipment 1.5%
Cisco Systems (1)	19,000	511
Nokia ADR	4,000	81
		592
Computers & Peripherals 0.5%
Dell (1)	3,000	82
EMC (1)	7,900	103
		185
Internet Software & Services 1.6%
eBay (1)	10,000	323
IAC/InterActiveCorp (1)	500	18
Monster Worldwide (1)	3,500	153
Yahoo! (1)	5,000	135
		629
IT Services 1.8%
Automatic Data Processing	4,300	207
Cognizant Technology Solutions (1)	1,000	82
First Data	2,600	66
Infosys Technologies-sp ADR	2,000	107
Iron Mountain (1)	1,700	73
Paychex	3,650	144
Western Union (1)	2,600	59
		738
Semiconductor & Semiconductor Equipment 5.7%
Altera (1)	18,100	360
Analog Devices	4,000	130
Broadcom, Class A (1)	3,000	99
Intel	13,600	290
Linear Technology	10,400	334
Maxim Integrated Products	9,200	290
Microchip Technology	6,800	232
Texas Instruments	8,400	248
Xilinx	11,800	316
		2,299
Software 3.2%
Adobe Systems (1)	3,500	141
Electronic Arts (1)	1,300	73
Intuit (1)	3,000	94
Microsoft	15,900	466
Oracle (1)	16,700	318
SAP ADR	4,000	209
		1,301

Total Information Technology		5,744
MATERIALS 0.9%

Chemicals 0.9%
Ecolab	2,100	93
Monsanto	4,000	192
Valspar	3,000	84
Total Materials		369

Total Common Stocks (Cost $10,937)		19,275
MUNICIPAL SECURITIES 52.3%
Alabama 0.5%
Courtland IDB, PCR, Int'l. Paper, 5.00%, 6/1/25	200,000	207
Total Alabama		207
Arizona 1.3%
Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10) (2)	500,000	537
Total Arizona		537
California 5.9%
California, GO, 5.25%, 11/1/26	250,000	270
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/27	200,000	211
California Infrastructure & Economic Dev. Bank, Bay Area Toll
Bridges, 5.25%, 7/1/21 (Prerefunded 7/1/13) (2)	250,000	276
California Public Works Board, 5.00%, 11/1/22	250,000	268
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	100,000	107
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.50%, 6/1/33 (Prerefunded 6/1/13) (2)	250,000	278
San Diego Unified School Dist., Election 98E, 5.25%, 7/1/24 (3)	250,000	276
Univ. of California Regents, 5.00%, 5/15/24 (3)	150,000	161
Univ. of California Regents, 5.00%, 5/15/36 (4)	500,000	531
Total California		2,378
Connecticut 1.7%
Mashantucket Western Pequot Tribe, 5.50%, 9/1/28	200,000	206
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (5)	200,000	206
Mohegan Tribe Indians, 6.25%, 1/1/31	250,000	267
Total Connecticut		679
Delaware 0.1%
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/24	50,000	53
Total Delaware		53
District of Columbia 4.7%
District of Columbia, Ballpark, GO, 5.00%, 2/1/35 (6)	100,000	107
District of Columbia, GO, 6.00%, 6/1/15 (7)	1,000,000	1,166
District of Columbia, GO, 6.00%, 6/1/17 (7)	500,000	594
Total District of Columbia		1,867
Florida 0.3%
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/25	100,000	105
Total Florida		105
Georgia 1.2%
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23 (7)	50,000	59
Forsyth County Water & Sewer Auth., 5.00%, 4/1/28	250,000	265
Fulton County Water & Sewer Auth., 5.25%, 1/1/35 (6)	125,000	136
Total Georgia		460
Illinois 1.0%
Illinois Fin. Auth., Northwestern Memorial Hosp.
5.50%, 8/15/43	250,000	275
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	100,000	107
Total Illinois		382
Indiana 0.6%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/28	250,000	255
Total Indiana		255
Louisiana 0.5%
Louisiana, Gas & Fuels Tax, 4.75%, 5/1/39 (3)	200,000	208
Total Louisiana		208
Maine 0.7%
Maine Turnpike Auth., 5.25%, 7/1/30 (3)	250,000	272
Total Maine		272
Maryland 2.5%
Frederick County, Urbana Community Dev. Auth.
5.95%, 7/1/30	100,000	103
Gaithersburg, Asbury, 5.125%, 1/1/26	125,000	131
Hyattsville, Univ. Town Center, 5.75%, 7/1/34	100,000	107
Maryalnd Economic Dev. Corp., Chesapeake Bay
5.00%, 12/1/16	100,000	101
Maryland HHEFA, Frederick Memorial Hosp., 5.125%, 7/1/35	55,000	57
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/38	25,000	26
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/28	100,000	110
Maryland HHEFA, Univ. of Maryland Medical System
6.625%, 7/1/20 (Pre-refunded 7/1/20) (2)	250,000	278
Maryland HHEFA, Western Maryland, 4.75%, 7/1/36	100,000	104
Total Maryland		1,017
Massachusetts 3.7%
Massachusetts Water Pollution Abatement Trust, Water
Resources Auth., 6.00%, 8/1/18	1,000,000	1,210
Massachusetts Water Resources Auth., 5.00%, 8/1/29 (7)	250,000	267
Total Massachusetts		1,477
Missouri 1.2%
Missouri Electric Utility Commission, Plum Point
5.00%, 1/1/27 (7)	250,000	270
Missouri HEFA, Washington Univ., VRDN, (Currently 3.66%)	200,000	200
Total Missouri		470
New Jersey 1.6%
New Jersey Economic Dev. Auth., Franciscan Oaks
5.75%, 10/1/23	100,000	102
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.25%, 7/1/31 (7)	250,000	272
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.55%, 11/1/09 (3)	260,000	266
Total New Jersey		640
New Mexico 0.8%
Jicarilla Apache Nation, 5.50%, 9/1/23	100,000	109
New Mexico Mortgage Fin. Auth., 6.00%, 3/1/27	105,000	110
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	100,000	107
Total New Mexico		326
New York 4.3%
Metropolitan Transportation Auth., 5.00%, 11/15/30	250,000	267
New York City, GO, 5.00%, 4/1/20	250,000	268
New York City, GO, 5.00%, 8/1/21	125,000	134
New York City, GO, 5.25%, 5/15/22	250,000	271
New York City Housing Dev., Multi-Family, 4.75%, 11/1/35	105,000	107
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	100,000	107
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (2)	45,000	49
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (2)	455,000	493
New York City Transitional Fin. Auth., 5.875%, 11/1/16
(Prerefunded 5/1/10) (2)	30,000	33
Total New York		1,729
North Carolina 0.7%
Charlotte-Mecklenberg Hosp. Auth., 5.00%, 1/15/45	250,000	263
Total North Carolina		263
Ohio 1.1%
Cuyahoga County Hosp., Cleveland Clinic Obligation Group
6.00%, 1/1/32	250,000	279
Ohio Water Dev. Auth., Dayton Power & Light
4.80%, 1/1/34 (6)	150,000	156
Total Ohio		435
Oklahoma 0.3%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	100,000	111
Total Oklahoma		111
Oregon 1.3%
Portland Sewer, 5.75%, 8/1/20 (Prerefunded 8/1/10) (2)(6)	500,000	538
Total Oregon		538
Pennsylvania 1.6%
Montgomery County HHEFA, Foulkeways at Gwynedd
6.75%, 11/15/24 (Prerefunded 11/15/09) (2)	200,000	220
Swarthmore Borough Auth., 5.00%, 9/15/30	150,000	162
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	250,000	270
Total Pennsylvania		652
Puerto Rico 2.5%
Puerto Rico, Public Improvement, GO, 5.00%, 7/1/35	75,000	80
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/30	250,000	273
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/32	100,000	109
Puerto Rico Electric Power Auth., 5.25%, 7/1/23 (7)	250,000	291
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20	250,000	266
Total Puerto Rico		1,019
Tennessee 0.4%
Montgomery County Public Building Auth., GO
VRDN, (Currently 3.65%)	140,000	140
Total Tennessee		140
Texas 3.9%
Austin Convention Enterprises, 5.00%, 1/1/34 (8)	250,000	266
Harris County Health Fac. Dev. Corp., Memorial Hermann
Healthcare, 6.375%, 6/1/29 (Prerefunded 6/1/11) (2)	250,000	281
Houston Water & Sewer, 5.25%, 5/15/25 (7)	250,000	272
Houston Water & Sewer, 5.375%, 12/1/27
(Prerefunded 12/1/07) (2)(6)	250,000	257
Houston Water & Sewer, 5.75%, 12/1/16
(Prerefunded 12/1/12) (2)(4)	250,000	279
Little Elm Independent School Dist., GO, 5.00%, 8/15/37	100,000	105
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	100,000	109
Total Texas		1,569
Virginia 5.2%
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/18
(Prerefunded 7/1/11) (2)	500,000	544
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/27	250,000	262
Henrico County Economic Dev. Auth., Henrico Jail
6.125%, 11/1/19	250,000	272
Lexington IDA, Stonewall Jackson Hosp., 6.05%, 7/1/09	75,000	76
Portsmouth, GO, 5.00%, 4/1/27 (7)	150,000	162
Virginia HDA, Multi-Family, 5.60%, 11/1/18	500,000	517
York County IDA, Electric & Power, 5.50%, 7/1/09	250,000	253
Total Virginia		2,086
Washington 2.7%
Port of Seattle, 5.50%, 2/1/26 (Prerefunded 8/1/10) (2)(7)	1,000,000	1,065
Total Washington		1,065
Total Municipal Securities (Cost $19,485)		20,940
Total Investments in Securities
100.4% of Net Assets (Cost $30,422)		$40,215

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Insured by Financial Security Assurance Inc.
(4)	Insured by AMBAC Assurance Corp.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $206 and represents 0.5% of net assets.
(6)	Insured by Financial Guaranty Insurance Company
(7)	Insured by MBIA Insurance Corp.
(8)	Insured by XL Capital Assurance Inc.
ADR	American Depository Receipts
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Bond
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Balance Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Balance Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks : to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $30,408,000. Net unrealized gain aggregated $9,807,000 at period-end, of which $9,807,000 related to appreciated investments.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
Unaudited		November 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 100.0%
CONSUMER DISCRETIONARY 14.4%
Automobiles 0.6%
Harley-Davidson	5,500	406
		406
Diversified Consumer Services 0.2%
Apollo Group, Class A (1)	2,750	107
		107
Hotels, Restaurants & Leisure 4.2%
Carnival	4,900	240
Choice Hotels International (2)	5,200	237
International Game Technology	7,000	306
Las Vegas Sands (1)	6,500	595
Marriott, Class A	18,600	840
Starbucks (1)	6,100	215
Station Casinos (2)	3,200	218
		2,651
Household Durables 0.2%
Lennar, Class A (2)	2,500	131
		131
Internet & Catalog Retail 0.2%
Amazon.com (1)(2)	2,500	101
		101
Media 5.6%
CBS, Class B	5,750	171
Clear Channel Communications	3,500	123
Disney	7,000	232
McGraw-Hill	15,500	1,033
Omnicom	9,400	960
Time Warner	7,000	141
Viacom, Class B (1)	2,500	94
WPP Group ADR (2)	12,100	801
		3,555
Multiline Retail 0.3%
Family Dollar Stores	7,000	195
		195
Specialty Retail 2.3%
Bed Bath & Beyond (1)	6,400	248
Home Depot	13,500	513
Tiffany	10,700	411
Williams-Sonoma	8,600	273
		1,445
Textiles, Apparel & Luxury Goods 0.8%
Nike, Class B	5,200	514
		514

Total Consumer Discretionary		9,105
CONSUMER STAPLES 9.9%
Beverages 2.9%
Anheuser-Busch	4,100	195
Coca-Cola	14,200	665
PepsiCo	15,200	942
		1,802
Food & Staples Retailing 2.4%
CVS	7,500	216
Sysco	9,700	348
Wal-Mart	14,100	650
Walgreen	7,300	295
		1,509
Food Products 1.2%
General Mills	4,800	269
Hershey Foods (2)	3,500	185
Wrigley	6,125	321
		775
Household Products 3.1%
Colgate-Palmolive	7,700	501
Kimberly-Clark	3,100	206
Procter & Gamble	20,412	1,282
		1,989
Personal Products 0.3%
Avon	5,100	166
		166
Total Consumer Staples		6,241
ENERGY 2.4%
Energy Equipment & Services 2.4%
Baker Hughes	6,000	440
Schlumberger	16,000	1,096
Total Energy		1,536
FINANCIALS 18.1%
Capital Markets 9.4%
Bank of New York	8,800	313
Blackrock (2)	2,400	344
Charles Schwab	29,300	537
Eaton Vance	12,000	383
Franklin Resources	9,100	971
Goldman Sachs	5,000	974
Mellon Financial	9,000	362
Northern Trust	13,400	763
State Street	17,200	1,069
UBS	3,500	211
		5,927
Commercial Banks 0.7%
Wells Fargo	12,000	423
		423
Consumer Finance 1.0%
American Express	8,100	476
SLM Corporation	3,700	169
		645
Diversified Financial Services 5.9%
CBOT Holdings, Class A (1)(2)	4,900	779
Chicago Mercantile Exchange Holdings	2,300	1,232
Citigroup	12,700	630
Moody's	16,100	1,119
Nymex Holdings (1)	100	11
		3,771
Insurance 1.1%
Ambac	3,000	257
American International Group	5,500	386
Marsh & McLennan	2,000	63
		706
Total Financials		11,472
HEALTH CARE 16.4%
Biotechnology 2.8%
Amgen (1)	11,500	817
Celgene (1)	6,000	334
Gilead Sciences (1)	9,500	626
		1,777
Health Care Equipment & Supplies 2.4%
Baxter International	5,200	233
Medtronic	13,600	709
Stryker	6,600	342
Zimmer Holdings (1)	3,000	219
		1,503
Health Care Providers & Services 3.0%
Medco (1)	2,500	125
UnitedHealth Group	8,500	417
WellPoint (1)	18,100	1,370
		1,912
Pharmaceuticals 8.2%
Abbott Laboratories	8,200	383
AstraZeneca ADR	3,400	197
Eli Lilly	9,600	514
GlaxoSmithKline ADR	5,600	298
Johnson & Johnson	19,100	1,259
Merck	20,500	912
Novartis ADR	5,500	321
Pfizer	31,063	854
Wyeth	9,000	435
		5,173

Total Health Care		10,365

INDUSTRIALS & BUSINESS SERVICES 8.6%

Aerospace & Defense 2.0%
Boeing	7,800	691
Rockwell Collins	10,000	603
		1,294
Air Freight & Logistics 0.5%
Expeditors International of Washington	7,200	326
		326
Commercial Services & Supplies 2.3%
ChoicePoint (1)	4,600	169
Cintas	5,050	213
Corporate Executive Board	3,500	331
Ritchie Bros Auctioneers	6,500	352
Robert Half International	10,700	413
		1,478
Construction & Engineering 0.1%
Fluor	500	43
		43
Industrial Conglomerates 3.3%
3M	2,800	228
GE	52,500	1,852
		2,080
Machinery 0.4%
Illinois Tool Works (2)	5,000	236
		236
Total Industrials & Business Services		5,457
INFORMATION TECHNOLOGY 28.4%
Communications Equipment 2.8%
Cisco Systems (1)	53,000	1,425
Nokia ADR	16,500	333
		1,758
Computers & Peripherals 0.7%
Dell (1)	3,000	81
EMC (1)	25,000	328
		409
Internet Software & Services 3.3%
eBay (1)	31,000	1,003
IAC/InterActiveCorp (1)(2)	5,750	210
Monster Worldwide (1)	11,100	484
Yahoo! (1)	15,000	405
		2,102
IT Services 4.4%
Automatic Data Processing	17,000	820
Cognizant Technology Solutions (1)	4,500	367
First Data	8,100	204
Infosys Technologies ADR (2)	6,000	321
Iron Mountain (1)	6,500	280
Paychex	15,750	621
Western Union (1)	8,100	185
		2,798
Semiconductor & Semiconductor Equipment 10.8%
Altera (1)	52,500	1,044
Analog Devices	14,700	478
Broadcom, Class A (1)	6,000	197
Intel	33,200	709
Linear Technology	31,700	1,019
Marvell Technology Group (1)	6,200	128
Maxim Integrated Products (2)	25,900	815
Microchip Technology	27,500	938
Texas Instruments	17,000	503
Xilinx (2)	37,800	1,013
		6,844
Software 6.4%
Adobe Systems (1)	11,500	461
Autodesk (1)	4,200	173
Electronic Arts (1)	4,000	223
Intuit (1)	9,200	290
Microsoft	33,500	983
NAVTEQ (1)	5,100	182
Oracle (1)	46,800	891
SAP ADR	15,600	815
		4,018
Total Information Technology		17,929
MATERIALS 1.8%
Chemicals 1.8%
Ecolab (2)	6,500	288
Monsanto	12,600	606
Valspar (2)	8,200	230
Total Materials		1,124
Total Common Stocks (Cost $43,894)		63,229

SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	1,000	1
Total Short-Term Investments (Cost $1)		1
SECURITIES LENDING COLLATERAL 7.8%
Money Market Trust 7.8%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.275% (3)	4,963,951	4,964
Total Securities Lending Collateral (Cost $4,964)		4,964
Total Investments in Securities
107.8% of Net Assets (Cost $48,859)		$68,194

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at November 30, 2006 - see Note 2
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Growth Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth on an after-tax basis.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2006, the value of loaned securities was $4,876,000; aggregate collateral consisted of $4,964,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $48,859,000. Net unrealized gain aggregated $19,335,000 at period-end, of which $19,428,000 related to appreciated investments and $93,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended November 30, 2006, dividend income from the T. Rowe Price Reserve Investment Funds totaled less than $1,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at November 30, 2006, and February 28, 2006, was $1,000 and $1,000, respectively.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
Unaudited		November 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.9%

CONSUMER DISCRETIONARY 20.5%

Automobiles 1.1%
Harley-Davidson (1)	2,000	148
Thor Industries (1)	3,000	136
Winnebago (1)	3,000	104
		388
Diversified Consumer Services 0.6%
Apollo Group, Class A (1)(2)	1,900	74
H&R Block (1)	1,000	24
ITT Educational Services (2)	2,000	137
		235
Hotels, Restaurants & Leisure 8.3%
Boyd Gaming	2,000	85
Carnival (1)	1,500	74
Choice Hotels International (1)	5,000	228
Harrah's Entertainment	2,000	157
Hilton	7,000	230
International Game Technology	7,300	320
Las Vegas Sands (2)	3,800	348
Marriott, Class A	8,400	379
Panera Bread, Class A (1)(2)	400	23
Royal Caribbean Cruises (1)	1,000	42
Shuffle Master (1)(2)	6,000	187
Starbucks (2)	4,600	162
Starwood Hotels & Resorts Worldwide	1,500	96
Station Casinos (1)	4,000	272
The Cheesecake Factory (1)(2)	1,649	46
Tim Hortons (1)	1,500	46
WMS Industries (1)(2)	1,000	35
Wynn Resorts (1)	3,500	307
		3,037
Household Durables 0.9%
Centex	1,000	56
Harman International (1)	1,000	104
Lennar, Class A	2,900	152
Toll Brothers (2)	500	16
		328
Internet & Catalog Retail 0.3%
Amazon.com (1)(2)	2,500	101
		101
Leisure Equipment & Products 0.3%
Brunswick (1)	1,500	48
Mattel	3,500	77
		125
Media 3.9%
Clear Channel Outdoor, Class A (1)(2)	5,600	144
Dreamworks Animation, Class A (2)	1,000	29
Harte-Hanks (1)	2,900	75
Lamar Advertising (1)(2)	3,900	236
McGraw-Hill	4,600	307
Meredith (1)	2,000	108
Omnicom	2,300	235
Scripps, Class A	1,700	83
WPP Group ADR (1)	3,200	212
		1,429
Multiline Retail 0.5%
Dollar General (1)	4,000	62
Family Dollar Stores	3,800	106
		168
Specialty Retail 3.5%
Bed Bath & Beyond (1)(2)	3,800	147
Dick's Sporting Goods (1)(2)	2,000	107
O'Reilly Automotive (1)(2)	1,000	32
PetSmart	2,500	74
Ross Stores	4,900	152
Staples	8,250	210
Tiffany (1)	6,600	253
TJX	6,300	173
Williams-Sonoma (1)	4,500	143
		1,291
Textiles, Apparel & Luxury Goods 1.1%
Coach (1)(2)	4,400	190
Nike, Class B	2,000	198
		388
Total Consumer Discretionary		7,490
CONSUMER STAPLES 2.7%
Food & Staples Retailing 1.0%
Costco Wholesale	1,000	52
CVS (1)	7,800	225
Sysco	2,800	100
		377
Food Products 1.1%
Hershey Foods (1)	3,300	175
McCormick	2,000	77
Wrigley	2,875	151
		403
Household Products 0.3%
Clorox	1,500	96
		96
Personal Products 0.3%
Avon	3,700	121
		121
Total Consumer Staples		997
ENERGY 3.7%

Energy Equipment & Services 2.8%
Baker Hughes	4,000	294
BJ Services (1)	5,000	169
Cameron International (2)	2,000	108
Core Laboratories (2)	1,000	88
Grant Prideco (1)(2)	400	17
Smith International (1)	5,000	212
Weatherford International (2)	3,000	135
		1,023
Oil, Gas & Consumable Fuels 0.9%
Bill Barrett (1)(2)	1,500	47
CONSOL Energy	500	18
Foundation Coal Holdings	500	19
Murphy Oil	2,000	109
Ultra Petroleum (1)(2)	300	16
Williams Companies (1)	4,500	125
		334

Total Energy		1,357

FINANCIALS 17.1%

Capital Markets 9.0%
Blackrock (1)	1,300	186
Charles Schwab	13,600	249
E*TRADE Financial (2)	6,000	144
Eaton Vance	6,600	211
Federated Investors, Class B	2,500	83
Franklin Resources	4,600	491
Investors Financial Services (1)	3,800	151
Janus Capital Group (1)	4,000	81
Lazard (1)	3,800	173
Legg Mason (1)	1,350	129
Lehman Brothers	1,516	112
Mellon Financial	5,800	233
Northern Trust	6,000	342
Nuveen Investments (1)	3,900	193
optionsXpress Holdings (1)	1,500	43
SEI	1,300	76
State Street	5,100	317
TD Ameritrade Holding	4,700	83
		3,297
Commercial Banks 1.2%
City National (1)	700	48
East West Bancorp	2,500	89
First Horizon National (1)	500	20
SVB Financial Group (1)(2)	1,500	71
Synovus Financial (1)	4,700	141
UCBH Holdings (1)	4,400	74
		443
Consumer Finance 0.5%
SLM Corporation	4,200	192
		192
Diversified Financial Services 3.5%
CBOT Holdings, Class A (2)	2,200	350
Chicago Mercantile Exchange Holdings	600	321
IntercontinentalExchange (2)	1,000	98
Moody's	7,000	486
Nymex Holdings (1)(2)	100	12
		1,267
Insurance 2.9%
AFLAC	3,100	137
Ambac (1)	1,600	137
Arch Capital Group (2)	2,000	134
Brown & Brown	2,500	73
Markel (2)	300	134
MBIA (1)	1,050	73
OneBeacon Insurance Group (2)	2,800	77
Progressive Corporation	4,000	90
RenaissanceRe Holdings (1)	1,500	88
Willis Group Holdings (1)	2,300	93
		1,036

Total Financials		6,235

HEALTH CARE 19.6%

Biotechnology 4.0%
Amgen (2)	616	44
Biogen Idec (1)(2)	1,300	68
Celgene (2)	6,000	334
Cephalon (1)(2)	1,300	97
deCode genetics (1)(2)	6,000	26
Genzyme (2)	1,800	116
Gilead Sciences (2)	8,000	527
Martek Biosciences (1)(2)	1,500	37
MedImmune (2)	700	23
Millennium Pharmaceuticals (1)(2)	1,000	11
OSI Pharmaceuticals (1)(2)	1,000	37
PDL Biopharma (1)(2)	1,000	23
Vertex Pharmaceuticals (1)(2)	2,500	111
		1,454
Health Care Equipment & Supplies 6.0%
American Medical Systems (1)(2)	3,500	60
ArthroCare (1)(2)	1,500	63
Becton, Dickinson	1,500	108
Biomet	3,250	123
C R Bard	2,400	197
Dade Behring Holdings	1,000	38
Dentsply International	4,300	137
Edwards Lifesciences (2)	1,000	46
Gen-Probe (2)	1,000	49
Invitrogen (1)(2)	1,200	66
Kyphon (1)(2)	3,000	101
ResMed (1)(2)	2,800	140
Respironics (2)	3,000	108
St. Jude Medical (2)	5,600	209
Stryker (1)	5,400	280
Varian Medical Systems (2)	4,800	236
Zimmer Holdings (2)	3,300	241
		2,202
Health Care Providers & Services 6.7%
Caremark RX	5,500	260
Coventry Health Care (2)	4,125	199
DaVita (2)	2,700	144
Express Scripts (2)	2,500	170
Health Net (1)(2)	2,000	92
Healthways (1)(2)	1,000	46
Henry Schein (1)(2)	5,000	258
Humana (2)	2,000	108
Laboratory Corporation of America (2)	1,400	99
Lincare Holdings (2)	2,900	109
Manor Care (1)	1,000	48
Medco (2)	2,500	126
Omnicare (1)	1,800	71
Patterson Companies (1)(2)	2,100	78
Quest Diagnostics	1,700	90
UnitedHealth Group	1,640	80
WellPoint (2)	6,000	454
		2,432
Life Sciences Tools & Services 2.0%
Charles River Laboratories International (2)	1,000	42
Millipore (2)	1,400	96
Qiagen NV (1)(2)	9,000	131
Techne (1)(2)	4,400	237
Ventana Medical Systems (1)(2)	3,000	126
Waters Corporation (2)	1,900	95
		727
Pharmaceuticals 0.9%
Allergan	2,268	264
Sepracor (1)(2)	1,500	84
		348
Total Health Care		7,163
INDUSTRIALS & BUSINESS SERVICES 12.0%
Aerospace & Defense 1.3%
Empresa Brasiliera ADR	3,500	146
Precision Castparts (1)	1,500	113
Rockwell Collins	3,600	217
		476
Air Freight & Logistics 1.6%
C H Robinson Worldwide (1)	4,800	211
Expeditors International of Washington (1)	5,000	226
UTi Worldwide (1)	5,200	155
		592
Airlines 0.4%
SkyWest	4,000	101
Southwest Airlines	3,500	55
		156
Commercial Services & Supplies 4.4%
American Reprographics (2)	4,200	131
Avery Dennison	900	61
ChoicePoint (2)	2,100	77
Cintas	2,200	93
Corporate Executive Board (1)	2,000	189
Dun & Bradstreet (1)(2)	1,500	124
Equifax	2,500	95
HNI Corporation (1)	1,500	70
LECG (1)(2)	2,800	51
Manpower	1,800	128
Ritchie Bros Auctioneers	4,200	227
Robert Half International	5,000	193
Stericycle (1)(2)	2,500	181
		1,620
Construction & Engineering 0.3%
Fluor	1,000	87
		87
Electrical Equipment 0.6%
AMETEK (1)	3,450	113
II-VI (1)(2)	4,000	103
		216
Industrial Conglomerates 0.3%
Roper Industries	2,000	103
		103
Machinery 1.9%
Danaher (1)	2,200	161
Donaldson (1)	1,600	56
Graco (1)	4,500	188
IDEX	1,950	93
ITT	1,800	97
Joy Global	1,000	44
Pall	2,000	63
		702
Road & Rail 0.6%
Landstar Systems (1)	5,000	225
		225
Trading Companies & Distributors 0.6%
Fastenal	2,500	90
W. W. Grainger (1)	1,500	109
		199
Total Industrials & Business Services		4,376
INFORMATION TECHNOLOGY 20.5%
Communications Equipment 0.5%
Corning (2)	3,000	65
F5 Networks (2)	1,500	112
Juniper Networks (1)(2)	500	11
		188
Computers & Peripherals 0.7%
EMC (2)	11,000	144
Network Appliance (2)	3,200	126
		270
Electronic Equipment & Instruments 1.2%
CDW (1)	2,000	141
Dolby Laboratories, Class A (2)	3,700	105
FLIR Systems (1)(2)	1,000	32
Jabil Circuit (1)	4,500	128
National Instruments (1)	950	28
		434
Internet Software & Services 3.2%
Baidu.com ADR (2)	2,000	232
eBay (2)	6,800	220
IAC/InterActiveCorp (1)(2)	2,750	100
Monster Worldwide (2)	4,500	196
Sina (1)(2)	2,000	56
VeriSign (2)	4,500	118
Yahoo! (2)	9,000	243
		1,165
IT Services 3.9%
Checkfree (1)(2)	1,000	42
Cognizant Technology Solutions (2)	4,000	326
Fidelity National Information	2,100	84
Fiserv (2)	1,700	87
Global Payments	1,000	46
Iron Mountain (1)(2)	5,400	233
Moneygram International	8,300	253
Paychex	5,900	232
Satyam Comp Svces ADR (1)	5,000	117
		1,420
Office Electronics 0.0%
Zebra Technologies (2)	500	17
		17
Semiconductor & Semiconductor Equipment 5.0%
Altera (1)(2)	12,800	255
Analog Devices (1)	3,500	114
Broadcom, Class A (2)	6,000	197
Integrated Device Technology (1)(2)	1,500	25
Linear Technology	4,800	154
Marvell Technology Group (2)	6,200	128
Maxim Integrated Products	4,063	128
MEMC Electronic Materials (2)	2,000	80
Microchip Technology (1)	8,500	290
National Semiconductor	6,500	157
Silicon Laboratories (1)(2)	2,500	80
Xilinx (1)	8,500	228
		1,836
Software 6.0%
Activision (1)(2)	5,333	91
Adobe Systems (2)	4,500	181
Autodesk (2)	4,100	169
Cadence Design Systems (1)(2)	3,600	66
Check Point Software Technologies (2)	2,700	62
Cognos (1)(2)	3,000	123
Electronic Arts (2)	1,900	106
FactSet Research Systems (1)	2,300	122
Fair Isaac (1)	2,000	83
Intuit (2)	8,400	264
Jack Henry & Associates	2,500	55
McAfee (2)	5,500	161
NAVTEQ (1)(2)	3,000	107
Red Hat (1)(2)	5,500	96
Salesforce.com (1)(2)	2,500	97
Symantec (1)(2)	11,000	233
Synopsys (2)	700	18
THQ (1)(2)	4,500	146
		2,180

Total Information Technology		7,510

MATERIALS 1.7%

Chemicals 1.7%
Ecolab (1)	4,800	213
Monsanto	4,000	192
Sigma Aldrich	1,200	91
Symyx Technologies (2)	800	18
Valspar	3,400	95
Total Materials		609
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.3%
Neustar, Class A (1)(2)	2,700	90
		90
Wireless Telecommunication Services 1.5%
American Tower Systems, Class A (2)	6,100	231
Crown Castle International (1)(2)	5,000	172
NII Holdings, Class B (1)(2)	1,000	65
SBA Communications (1)(2)	3,000	85
		553
Total Telecommunication Services		643
UTILITIES 0.3%
Independent Power Producers & Energy Traders 0.3%
AES (2)	4,500	105
Total Utilities		105
Total Common Stocks (Cost $22,072)		36,484
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	51,942	52
Total Short-Term Investments (Cost $52)		52
SECURITIES LENDING COLLATERAL 22.9%
Money Market Trust 22.9%
State Street Bank and Trust Company of New Hampshire N.A.,
Securities Lending Quality Trust units 5.275% (3)	8,345,480	8,345
Total Securities Lending Collateral (Cost $8,345)		8,345
Total Investments in Securities
122.9% of Net Assets (Cost $30,469)		$44,882

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at November 30, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2006, the value of loaned securities was $8,149,000; aggregate collateral consisted of $8,345,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $30,469,000. Net unrealized gain aggregated $14,413,000 at period-end, of which $14,502,000 related to appreciated investments and $89,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended November 30, 2006, dividend income from the T. Rowe Price Reserve Investment Funds totaled $2,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at November 30, 2006, and February 28, 2006, was $52,000 and $1,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 22, 2007